Notes Payable - Schedule of Principal Payment (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 17,869
2019	275
2020	410
2021	71
2022 & Beyond	482
Total	$ 19,107